Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Before Income Tax Expense

The components of profit (loss) before income tax expense are summarized as follows:

	For the Six Months Ended June 30,
	2026	2025
Domestic (Cayman Islands)	$(82,792,186)	$(472,115)
Foreign (Malaysia)	(313,270)	223,479
Foreign (Hong Kong)	(1,022)	-
Foreign (Others)	30,078	(14,667)
Total	$(83,076,400)	$(263,303)

The following table presents net of income taxes (refunds) paid, disaggregated by jurisdiction:

	For the Six Months Ended June 30,
	2026	2025
Domestic (Cayman Islands)	$-	$-
Foreign (Malaysia)	(75,503)	45,708
Foreign (Hong Kong)	-	-
Foreign (Others)	-	-
Total	$(75,503)	$45,708

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate

The following table presents net of income taxes (refunds) paid, disaggregated by jurisdiction:

	For the Six Months Ended June 30,
	2026	2025
Domestic (Cayman Islands)	$-	$-
Foreign (Malaysia)	(75,503)	45,708
Foreign (Hong Kong)	-	-
Foreign (Others)	-	-
Total	$(75,503)	$45,708

Schedule of Reconciliation of Actual Income Taxes

Below is a reconciliation of the statutory tax rate to the effective tax rate after the adoption of ASU 2023-09:

	For the Six Months Ended June 30,
	2026		2025
	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Loss before income tax expense	$(83,076,400)	-	$(263,303)	-
Tax effect at the Malaysia corporate tax rates of 24%	(19,938,336)	24.00%	(63,193)	24.00%
Non-deductible expenditure	19,897,706	(23.95)%	120,434	(45.74)%
Income not subject to tax	(11,060)	0.01%	-	-%
Deferred tax assets not recognized	60,075	(0.07)%	-	-%
Under provision in prior years	23,525	(0.03)%	-	-
Total income tax expense	$31,910	(0.04)%	$57,241	(21.74)%

Schedule of Net Deferred Tax Assets and Deferred Tax Liabilities and their Movements	The effect of temporary differences that gave rise to net deferred tax assets and deferred tax liabilities and their movements were as follows:
	As of
	June 30, 2026	December 31, 2025
Allowance for credit losses	$(156,565)	$(146,544)
Accelerated tax depreciation	118,782	100,420
Total	$(37,783)	$(46,124)